Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.2%
Huazhong In-Vehicle Holdings Co. Ltd.(a)	390,000	$122,328
Intron Technology Holdings Ltd.	273,000	161,823
Nexteer Automotive Group Ltd.	624,000	415,086
Prinx Chengshan Holdings Ltd.	117,000	98,562
Tianneng Power International Ltd.(a)	494,000	533,561
Wuling Motors Holdings Ltd.(a)	890,000	98,193
		1,429,553
Beverages — 0.3%
China Foods Ltd.	624,000	202,976
China Huiyuan Juice Group Ltd.(b)	81,000	—
		202,976
Biotechnology — 6.5%
Akeso Inc.(a)(c)(d)	339,000	1,483,805
Alphamab Oncology(a)(c)(d)	312,000	361,167
Ascentage Pharma Group International(a)(c)(d)	113,100	323,525
Ascletis Pharma Inc.(c)(d)	273,000	122,683
Brii Biosciences Ltd.(d)	175,500	195,448
Burning Rock Biotech Ltd., ADR(d)	8,483	21,292
CARsgen Therapeutics Holdings Ltd., NVS(a)(c)(d)	83,500	150,403
CStone Pharmaceuticals(c)(d)	370,500	166,337
Everest Medicines Ltd.(c)(d)	110,000	164,312
I-Mab, ADR(d)	32,409	119,913
Jacobio Pharmaceuticals Group Co. Ltd. (c)(d)	163,800	96,061
Keymed Biosciences Inc.(c)(d)	112,500	728,065
Kintor Pharmaceutical Ltd. (a)(c)(d)	128,000	220,795
Shanghai Henlius Biotech Inc.(c)(d)	50,700	80,959
Untrade Cteg(b)	600,000	4,544
		4,239,309
Building Products — 0.5%
China State Construction Development Holdings Ltd.	468,000	108,552
Luoyang Glass Co. Ltd., Class H (a)(d)	190,000	234,120
		342,672
Capital Markets — 2.2%
Bairong Inc. (a)(c)(d)	136,500	149,034
China Everbright Ltd.	678,000	474,664
China Renaissance Holdings Ltd.(c)	132,600	129,862
Noah Holdings Ltd., ADR(d)	22,581	331,263
Up Fintech Holding Ltd., ADR(a)(d)	71,370	370,410
		1,455,233
Chemicals — 2.9%
China BlueChemical Ltd., Class H	1,092,000	253,897
China Longevity Group Co. Ltd.(b)(d)	96,000	—
China XLX Fertiliser Ltd.	390,000	207,264
Fufeng Group Ltd.	1,092,600	696,078
Huabao International Holdings Ltd.(a)	702,000	373,062
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	300,393	200,157
Sinofert Holdings Ltd.	1,560,000	189,309
Untradelumena Newmat, NVS(b)	21,700	—
		1,919,767
Commercial Services & Supplies — 1.2%
Binjiang Service Group Co. Ltd.	64,000	150,452
China Conch Environment Protection Holdings Ltd.(d)	1,189,500	516,585
Dynagreen Environmental Protection Group Co. Ltd., Class H	273,000	88,985
		756,022
Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	210,600	88,776
Security	Shares	Value

Construction & Engineering — 1.5%
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(c)(d)	81,900	$62,597
Greentown Management Holdings Co. Ltd.(c)	429,000	383,270
ReneSola Ltd., ADR(a)(d)	27,183	128,304
Sinopec Engineering Group Co. Ltd., Class H	1,072,500	441,020
		1,015,191
Construction Materials — 0.5%
Asia Cement China Holdings Corp.(a)	370,500	150,833
MH Development Ltd.(b)	112,000	3,659
West China Cement Ltd.	1,560,000	172,833
		327,325
Consumer Finance — 1.8%
Differ Group Auto Ltd.(a)	2,368,000	509,093
FinVolution Group, ADR	98,670	460,789
LexinFintech Holdings Ltd., ADR(d)	73,320	132,709
Yixin Group Ltd.(a)(c)(d)	936,000	103,468
		1,206,059
Distributors — 0.6%
China Tobacco International HK Co. Ltd.	156,000	203,163
Xinhua Winshare Publishing and Media Co. Ltd., Class H	258,000	169,639
		372,802
Diversified Consumer Services — 3.7%
China East Education Holdings Ltd.(c)	390,000	228,448
China Education Group Holdings Ltd.	702,000	750,986
China Maple Leaf Educational Systems Ltd.(b)(d)	1,088,000	35,444
China New Higher Education Group Ltd.(c)	631,000	204,589
China Yuhua Education Corp. Ltd.(c)(d)	1,326,000	193,051
Fu Shou Yuan International Group Ltd.	858,000	628,884
Gaotu Techedu Inc., ADR(a)(d)	3,342	4,311
Hope Education Group Co. Ltd.(c)	2,652,000	262,186
Youdao Inc., ADR(d)	28,899	138,137
		2,446,036
Diversified Financial Services — 1.8%
CSSC Hong Kong Shipping Co. Ltd.	936,000	141,218
Genertec Universal Medical Group Co. Ltd.(c)	760,500	418,631
Haitong UniTrust International Leasing Co. Ltd., Class H(a)(c)	1,014,000	64,260
International Alliance Financial Leasing Co. Ltd. (a)(c)(d)	549,000	310,729
SY Holdings Group Ltd.	294,500	220,761
		1,155,599
Electrical Equipment — 1.3%
China Fiber Optic Network System Group Ltd.(b)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(d)	299,000	139,547
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	245,710	334,527
Harbin Electric Co. Ltd., Class H(a)(d)	468,000	198,271
Sun King Technology Group Ltd.(d)	896,000	195,890
Trony Solar Holdings Co. Ltd.(b)	216,000	—
		868,235
Electronic Equipment, Instruments & Components — 1.4%
Anxin-China Holdings Ltd.(b)	672,000	1
BOE Varitronix Ltd.	216,000	398,709
FIH Mobile Ltd. (d)	2,340,000	254,413
Truly International Holdings Ltd.(a)	1,326,000	235,385
		888,508
Entertainment — 3.1%
Alibaba Pictures Group Ltd.(d)	8,970,000	488,065
CMGE Technology Group Ltd.(d)	780,000	155,827

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
DouYu International Holdings Ltd., ADR(d)	108,030	$141,519
Fire Rock Holdings Ltd.(a)(b)(d)	1,472,000	73,561
HUYA Inc., ADR(d)	62,868	171,630
iDreamSky Technology Holdings Ltd.(c)(d)	530,400	273,591
NetDragon Websoft Holdings Ltd.	175,500	349,621
Untrade SMI Holdings(b)	267,200	—
XD Inc.(a)(d)	156,000	406,724
		2,060,538
Equity Real Estate Investment Trusts (REITs) — 0.6%
Yuexiu REIT(a)	1,716,000	419,433

Food & Staples Retailing — 0.4%
DingDong Cayman Ltd.(d)	66,144	289,049

Food Products — 2.3%
Ausnutria Dairy Corp. Ltd.	273,000	141,323
China Modern Dairy Holdings Ltd.(a)	2,301,000	287,949
China Youran Dairy Group Ltd.(a)(c)(d)	546,000	142,306
COFCO Joycome Foods Ltd.	1,716,000	504,341
Zhou Hei Ya International Holdings Co. Ltd.(c)	682,500	437,214
		1,513,133
Gas Utilities — 0.5%
Towngas Smart Energy Co. Ltd.	702,000	319,594

Health Care Equipment & Supplies — 3.5%
AK Medical Holdings Ltd.(a)(c)	408,000	407,143
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	68,250	124,600
Kangji Medical Holdings Ltd.	234,000	236,361
Lifetech Scientific Corp. (d)	2,730,000	888,229
Peijia Medical Ltd.(c)(d)	273,000	274,412
Shanghai Bio-heart Biological Technology Co. Ltd., NVS	15,600	37,507
Untrade Hosa International Ltd.(b)	220,000	—
Venus MedTech Hangzhou Inc., Class H(c)(d)	195,000	323,935
		2,292,187
Health Care Providers & Services — 3.3%
Arrail Group Ltd., NVS	117,000	107,100
China Resources Medical Holdings Co. Ltd.	624,000	395,594
Gushengtang Holdings Ltd.(d)	58,500	316,431
IVD Medical Holding Ltd.(a)	273,000	64,554
Jinxin Fertility Group Ltd.(c)	1,189,500	921,332
New Horizon Health Ltd.(c)(d)	125,500	336,621
		2,141,632
Health Care Technology — 0.5%
Medlive Technology Co. Ltd.(c)	136,500	171,952
Yidu Tech Inc. (c)(d)	210,600	142,018
		313,970
Hotels, Restaurants & Leisure — 2.0%
China Travel International Investment Hong Kong Ltd.(a)(d)	1,622,000	307,379
Helens International Holdings Co. Ltd. (a)(d)	185,000	366,326
Huangshan Tourism Development Co. Ltd., Class B	158,100	118,690
Nayuki Holdings Ltd.(d)	253,500	202,654
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	351,000	348,290
		1,343,339
Household Durables — 2.1%
Chervon Holdings Ltd.	70,200	399,938
Konka Group Co. Ltd., Class B	522,600	131,450
Q Technology Group Co. Ltd.(a)(d)	351,000	182,490
Security	Shares	Value

Household Durables (continued)
Skyworth Group Ltd.	1,058,000	$404,148
TCL Electronics Holdings Ltd.	640,000	263,354
		1,381,380
Independent Power and Renewable Electricity Producers — 2.6%
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,014,000	224,520
Canvest Environmental Protection Group Co. Ltd.	351,000	197,970
CGN New Energy Holdings Co. Ltd.	936,000	330,322
China Datang Corp. Renewable Power Co. Ltd., Class H	1,638,000	474,461
China Everbright Greentech Ltd.(c)	468,000	96,961
Concord New Energy Group Ltd.	4,680,000	415,797
		1,740,031
Industrial Conglomerates — 0.6%
Shanghai Industrial Holdings Ltd.	312,000	367,871

Interactive Media & Services — 2.0%
Hello Group Inc., ADR	109,239	627,032
Meitu Inc.(c)(d)	1,599,000	229,155
Sohu.com Ltd., ADR(d)	20,865	308,385
Tongdao Liepin Group(d)	132,600	133,974
		1,298,546
Internet & Direct Marketing Retail — 1.1%
Baozun Inc., ADR(d)	35,803	155,383
Dada Nexus Ltd., ADR(d)	47,332	294,878
Maoyan Entertainment(a)(c)(d)	288,600	279,552
		729,813
IT Services — 3.0%
Chindata Group Holdings Ltd., ADR(d)	96,642	691,957
Digital China Holdings Ltd.	624,000	286,091
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	79,794	240,978
National Agricultural Holdings Ltd., NVS(b)	108,900	139
Vnet Group Inc., ADR(a)(d)	74,373	372,609
Yeahka Ltd.(a)(d)	148,400	375,275
		1,967,049
Life Sciences Tools & Services — 0.2%
Viva Biotech Holdings(c)(d)	526,500	114,243

Machinery — 2.9%
China Yuchai International Ltd.	10,803	81,023
CIMC Enric Holdings Ltd.(a)	520,000	561,659
First Tractor Co. Ltd., Class H	286,000	134,209
Guizhou Zhongyida Co. Ltd.(d)	261,300	130,439
LK Technology Holdings Ltd.	390,000	385,958
Lonking Holdings Ltd.	1,443,000	257,979
Shanghai Highly Group Co. Ltd., Class B	195,084	90,981
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	156,000	168,954
Shanghai New Power Automotive Technology Co. Ltd., Class B	245,765	101,511
		1,912,713
Media — 0.6%
Joy Spreader Group Inc.(a)(d)	897,000	211,892
Mobvista Inc.(c)(d)	312,000	164,092
		375,984
Metals & Mining — 3.6%
China Metal Recycling Holdings Ltd.(b)	184,800	—
China Nonferrous Mining Corp Ltd.	975,000	466,459
China Oriental Group Co. Ltd.	780,000	140,091
China Zhongwang Holdings Ltd.(a)(b)(d)	1,271,200	126,307
Jinchuan Group International Resources Co. Ltd.	2,301,000	176,223

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
MMG Ltd.(d)	2,184,000	$564,807
Shougang Fushan Resources Group Ltd.	1,294,000	438,764
Tiangong International Co. Ltd.	1,014,000	418,105
Untrade Real Gold Mining(b)	126,000	—
Youyuan International Holdings Ltd.(b)	120,000	933
		2,331,689
Oil, Gas & Consumable Fuels — 1.5%
AAG Energy Holdings Ltd.(c)	780,000	142,467
CGN Mining Co. Ltd.(a)(d)	1,365,000	147,158
Kinetic Development Group Ltd.	1,794,000	149,290
Productive Technologies Co. Ltd.(a)(d)	2,184,000	318,753
Sinopec Kantons Holdings Ltd.	702,000	240,032
		997,700
Paper & Forest Products — 0.7%
China Forestry Holdings Co. Ltd.(b)	306,000	—
Lee & Man Paper Manufacturing Ltd.	936,000	362,604
Qunxing Paper Holdings Co. Ltd.(b)	148,000	—
Shandong Chenming Paper Holdings Ltd., Class B(d)	370,500	114,943
Superb Summit International Group Ltd.(b)	2,975	—
		477,547
Pharmaceuticals — 6.6%
Antengene Corp. Ltd.(c)(d)	214,500	110,097
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	184,000	239,073
China Animal Healthcare Ltd.(b)	140,000	—
China Shineway Pharmaceutical Group Ltd.	211,000	191,509
Grand Pharmaceutical Group Ltd., Class A	760,500	403,189
Hua Han Health Industry Holdings Ltd.(b)	505,580	1
Hua Medicine(c)(d)	507,000	223,429
HUTCHMED China Ltd.(d)	351,000	963,897
Luye Pharma Group Ltd. (a)(c)(d)	1,287,000	504,882
Ocumension Therapeutics(a)(c)(d)	214,500	204,153
Shanghai Haixin Group Co., Class B	327,663	112,298
Sihuan Pharmaceutical Holdings Group Ltd.	2,730,000	305,088
SSY Group Ltd.	984,000	493,659
Tianjin Pharmaceutical Da Re Tang Group Corp Ltd., Class S(a)	144,300	154,656
Tong Ren Tang Technologies Co. Ltd., Class H	414,000	275,304
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)(d)	187,200	152,905
		4,334,140
Real Estate Management & Development — 15.0%
Agile Group Holdings Ltd.(a)(d)	858,000	282,574
A-Living Smart City Services Co. Ltd., Class A(c)	565,500	653,757
C&D Property Management Group Co. Ltd.	293,000	162,945
Central China New Life Ltd.	232,000	99,735
China Aoyuan Group Ltd.(a)(b)(d)	896,000	88,741
China Merchants Land Ltd.	274,000	18,592
China Overseas Grand Oceans Group Ltd.	1,287,000	596,465
China South City Holdings Ltd.(d)	3,432,000	252,358
CIFI Ever Sunshine Services Group Ltd.(a)	576,000	338,312
CIFI Holdings Group Co. Ltd.	3,042,000	459,555
Colour Life Services Group Co. Ltd.(a)(b)(d)	320,000	16,652
Cosmopolitan International Holdings Ltd.(d)	1,170,000	212,165
Dexin China Holdings Co. Ltd.	546,000	64,983
Excellence Commercial Property & Facilities Management Group Ltd.(a)	273,000	127,660
Ganglong China Property Group Ltd.(a)(d)	351,000	32,495
Gemdale Properties & Investment Corp. Ltd.	4,290,000	337,150
Guangzhou R&F Properties Co. Ltd., Class H(d)	1,232,400	311,823
Security	Shares	Value

Real Estate Management & Development (continued)
Hopson Development Holdings Ltd.	624,000	$709,404
Jinke Smart Services Group Co. Ltd.	97,500	194,477
Kaisa Group Holdings Ltd.(a)(b)(d)	2,048,000	82,594
KWG Group Holdings Ltd.(d)	936,000	217,019
Midea Real Estate Holding Ltd.(a)(c)	249,600	358,816
Poly Property Group Co. Ltd.	1,248,000	311,438
Powerlong Real Estate Holdings Ltd.(a)	897,000	146,051
Radiance Holdings Group Co. Ltd.(a)	585,000	330,286
Redco Properties Group Ltd.(a)(c)(d)	624,000	136,957
Redsun Properties Group Ltd.(d)	141,875	8,355
SCE Intelligent Commercial Management Holdings Ltd.(a)	351,000	83,840
Seazen Group Ltd.(d)	1,404,000	629,117
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	202,840	185,688
Shenzhen Investment Ltd.	1,950,000	318,893
Shimao Services Holdings Ltd.(a)(c)(d)	702,000	247,319
Shoucheng Holdings Ltd.	1,865,600	397,784
Shui On Land Ltd.	2,648,000	317,110
Sino-Ocean Group Holding Ltd.	2,223,000	283,376
SOHO China Ltd.(d)	1,521,000	260,614
Sunac Services Holdings Ltd.(c)	780,000	323,869
Yuexiu Services Group Ltd., NVS	292,500	112,290
Zhenro Properties Group Ltd.(d)	79,000	3,421
Zhuguang Holdings Group Co. Ltd.(a)(d)	1,560,000	132,736
		9,847,416
Semiconductors & Semiconductor Equipment — 2.4%
JinkoSolar Holding Co. Ltd., ADR(d)	31,044	1,591,941

Software — 3.1%
Agora Inc., ADR(d)	51,753	162,503
AsiaInfo Technologies Ltd.(c)	140,400	191,137
China Youzan Ltd.(d)	568,000	13,028
Linklogis Inc.(c)(d)	585,000	293,588
Ming Yuan Cloud Group Holdings Ltd.	507,000	390,102
OneConnect Financial Technology Co. Ltd., ADR(d)	21,584	13,449
Tuya Inc.(a)(d)	152,802	181,834
Weimob Inc.(a)(c)(d)	1,404,000	813,774
		2,059,415
Specialty Retail — 0.7%
Boshiwa International Holding Ltd.(b)	67,000	—
GOME Retail Holdings Ltd.(a)(d)	10,257,000	263,181
Pou Sheng International Holdings Ltd.	1,521,000	106,178
United Strength Power Holdings Ltd.	78,000	81,486
		450,845
Technology Hardware, Storage & Peripherals — 0.4%
Canaan Inc., ADR(a)(d)	107,874	280,472

Textiles, Apparel & Luxury Goods — 2.0%
361 Degrees International Ltd.(d)	624,000	272,992
China Lilang Ltd.	312,000	147,393
Fuguiniao Co. Ltd.(b)	43,200	—
Golden Solar New Energy Technology Holdings Ltd. (d)	625,200	721,301
JNBY Design Ltd.	136,500	141,657
		1,283,343
Tobacco — 1.3%
RLX Technology Inc., ADR(d)	370,266	851,612

Trading Companies & Distributors — 0.3%
China Aircraft Leasing Group Holdings Ltd.	175,500	96,119

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
CITIC Resources Holdings Ltd.	2,106,000	$114,332
		210,451
Transportation Infrastructure — 2.1%
Anhui Expressway Co. Ltd., Class H	312,000	238,024
COSCO SHIPPING International Hong Kong Co. Ltd.	390,000	137,706
Hainan Meilan International Airport Co. Ltd., Class H(a)(d)	150,000	414,139
Sichuan Expressway Co. Ltd., Class H	546,000	130,965
Tianjin Port Development Holdings Ltd.	1,404,000	98,855
Yuexiu Transport Infrastructure Ltd.	732,000	342,816
		1,362,505
Water Utilities — 0.9%
China Everbright Water Ltd.	639,600	113,090
China Water Affairs Group Ltd.	598,000	487,343
		600,433
Total Long-Term Investments — 100.4%
(Cost: $82,256,942)		65,974,077

Short-Term Securities

Money Market Funds — 17.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	11,304,272	11,305,402
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	90,000	$90,000

Total Short-Term Securities — 17.3%
(Cost: $11,394,373)		11,395,402

Total Investments — 117.7%
(Cost: $93,651,315)		77,369,479

Liabilities in Excess of Other Assets — (17.7)%		(11,632,957)

Net Assets — 100.0%		$65,736,522

(a)	All or a portion of this security is on loan.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,612,515	$1,694,509	(a)	$—	$3,126	$(4,748)	$11,305,402	11,304,272	$201,877	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	30,000	(a)	—	—	—	90,000	90,000	467		—
					$3,126	$(4,748)	$11,395,402		$202,344		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,045,615	$52,495,886	$432,576	$65,974,077
Money Market Funds	11,395,402	—	—	11,395,402
	$24,441,017	$52,495,886	$432,576	$77,369,479

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust